Cover	Feb. 11, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Current Report on Form 8K/A (this “report”) amends the Current Report on Form 8K/A of Venus Acquisition Corporation for the period ended February 11, 2021, as filed with the Securities and Exchange Commission (“SEC”) on May 17, 2021 (the “Original Report”).
Document Period End Date	Feb. 11, 2021
Entity File Number	001-40024
Entity Registrant Name	Venus Acquisition Corporation
Entity Central Index Key	0001800392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(917)
Local Phone Number	267-4568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	VENA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Half Ordinary Share [Member]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half ordinary share
Trading Symbol	VENAW
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	VENAR
Security Exchange Name	NASDAQ